Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

•Level 1 — Quoted prices in active markets for identical assets or liabilities.

•Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).  As a result, at April 30, 2012, there were no derivative liabilities recorded on the Company’s consolidated balance sheet.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the nine months ended April 30, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at April 30, 2012	$—

During the three months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $1,613,329. During the nine months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other income during the three and nine months ended April 30, 2012.

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

•                  Level 1 — Quoted prices in active markets for identical assets or liabilities.

•                 Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                 Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of July 31, 2011 and 2010, cash and cash equivalents were comprised of cash in checking accounts.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended July 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2010	$—

Issuances	3,808,590

Adjustments to estimated fair value	1,041,795

Ending balance at July 31, 2011	$4,850,385

At the closing of the 2011 June Private Placement, the amount by which the fair value of the 2011 derivative liability issuances exceeded the proceeds from the June 2011 Private Placement of $3,000,000 was recorded to other expense. During the year ended July 31, 2011, the estimated fair value of derivative liabilities increased by $1,041,795, which was recorded as other expense, resulting in net other expense of $1,850,385 for the year ended July 31, 2011.